Vessels, Net, Acquisitions and Sales (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 27, 2022	Jun. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Feb. 10, 2023
Vessels, Net [Abstract]
Gain on sale of vessels, net			$ 8,094	$ 0	$ 697
Paroship [Member]
Vessels, Net [Abstract]
Additions	$ 31,000
Honorship [Member]
Vessels, Net [Abstract]
Additions		$ 34,600
Tradership [Member]
Vessels, Net [Abstract]
Sales price						$ 18,750
Gain on sale of vessels, net			3,207
Advance payment of received in cash				6,563
Goodship [Member]
Vessels, Net [Abstract]
Sales price							$ 17,500
Gain on sale of vessels, net			4,887
Advance payment of received in cash				6,125
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions			$ 419	$ 5,624